DEBT OBLIGATIONS (Details 1) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
SeniorNotes	$ 28,785	$ 8,178
Term Loans	6,341	1,163
Long Term Debentures	24	20
Less current maturities	(1,849)	(989)
Derivative Instruments	0	11
Less Debt Issuance Cost	(122)	(25)
Total Long Term Debt	$ 33,179	8,358
Subsidiary Senior Notes Due 2020 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	0.38%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,750 million
SeniorNotes	$ 1,957
Subsidiary Senior Notes Due 2024 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.13%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,500 million
SeniorNotes	$ 1,671
Subsidiary Senior Notes Due 2023 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.25%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,300 million
SeniorNotes	$ 1,448	1,409
Subsidiary Senior Notes Due 2019 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	2.88%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,000 million
SeniorNotes	$ 1,121	1,092
Subsidiary Senior Notes Due 2028 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.63%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 750 million
SeniorNotes	$ 833
Subsidiary Senior Notes Due 2027 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.88%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 700 million
SeniorNotes	$ 782	762
Subsidiary Senior Notes Due 2026 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	3.15%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 3,500 million
SeniorNotes	$ 3,491
Subsidiary Senior Notes Due 2021 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	2.20%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 3,000 million
SeniorNotes	$ 2,995
Subsidiary Senior Notes Due 2023 Two [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	2.80%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 3,000 million
SeniorNotes	$ 2,990
Subsidiary Senior Notes Due 2019 Two [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.70%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 2,000 million
SeniorNotes	$ 2,000
Subsidiary Senior Notes Due 2046 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	4.10%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 2,000 million
SeniorNotes	$ 1,983
Subsidiary Senior Notes Due 2018 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.40%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 1,500 million
SeniorNotes	$ 1,499
Subsidiary Senior Notes Due 2016 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	2.40%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 950 million
SeniorNotes	$ 950	950
Subsidiary Senior Notes Due 2022 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	2.95%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 844 million
SeniorNotes	$ 869	843
Subsidiary Senior Notes Due 2036 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	6.15%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 789 million
SeniorNotes	$ 780	780
Subsidiary Senior Notes Due 2020 Two [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	2.25%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 700 million
SeniorNotes	$ 700	700
Subsidiary Senior Notes Due 2021 Two [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	3.65%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 613 million
SeniorNotes	$ 627	611
Subsidiary Senior Notes Due 2021 Tree [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	3.65%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 588 million
SeniorNotes	$ 587	586
Subsidiary Senior Notes Due 2018 Two [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.50%
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 450 million
SeniorNotes	$ 466	455
Subsidiary Senior Notes Due 2022 Two [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	0.50%
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 350 million
SeniorNotes	$ 363
SubsidiarySeniorNotesDue2025 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.00%
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 350 million
SeniorNotes	$ 363
Subsidiary Senior Notes Due 2018 Four [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	0.13%
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 300 million
SeniorNotes	$ 310
Hedge Accounting Adjustments [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Fair value hedge accounting adjustments
SeniorNotes	$ 0	(10)
Long Credit Agreement 2019 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.96%
Debt Instrument Description Of Variable Rate Basis	Term loan USD 2.5 billion
Term Loans	$ 2,500
Long Credit Agreement 2021 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	2.09%
Debt Instrument Description Of Variable Rate Basis	Term loan USD 2.5 billion
Term Loans	$ 2,500
Long Credit Agreement 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 65 billion
Term Loans	$ 649	544
Long Credit Agreement 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 35 billion
Term Loans	$ 346	290
Long Term Debentures 2018 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	0.30%
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 35 billion
Term Loans	$ 346	290
Term Loan JPY35 Billion LiborPlus	LIBOR +0.3%
Long Term Debentures 2016 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.67%
Debt Instrument Description Of Variable Rate Basis	Other loans JPY 5 billion
Term Loans	$ 0	39
Debentures 2018 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	7.20%
Debt Instrument Description Of Variable Rate Basis	Debentures USD 15 million
Long Term Debentures	$ 15	15
Other Debentures 2026 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	7.48%
Debt Instrument Description Of Variable Rate Basis	Other
Long Term Debentures	$ 9	$ 5